LOANS AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2012
Loans And Leases Receivable Gross Carrying Amount [Abstract]
LOANS AND ALLOWANCE FOR LOAN LOSSES
NOTE 13: LOANS AND ALLOWANCE FOR LOAN LOSSES

Loans: Concentration of credit risk
Loans granted by the Group according to type of loan, which represents the Group's concentration of credit risk, at December 31, 2011 and 2012 comprised:
	2011			2012
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)
Consumer:
Residential mortgages	18,762,689	4,148,062	22,910,751	17,985,605	4,367,169	22,352,774
Credit card	1,527,119	3,763,261	5,290,380	1,458,686	5,190,403	6,649,089
Auto financing	308,598	144,085	452,683	209,002	106,971	315,973
Other consumer	4,763,063	2,990,411	7,753,474	4,708,629	3,888,030	8,596,659
Total consumer	25,361,469	11,045,819	36,407,288	24,361,922	13,552,573	37,914,495
Commercial:
Industry and mining	4,084,213	3,020,134	7,104,347	5,132,238	2,569,096	7,701,334
Small scale industry	1,962,344	1,295,509	3,257,853	1,778,422	1,496,807	3,275,229
Trade	7,374,620	3,600,619	10,975,239	7,038,596	3,684,194	10,722,790
Construction	1,131,868	1,629,284	2,761,152	987,412	1,812,657	2,800,069
Tourism	479,955	279,303	759,258	454,471	276,489	730,960
Shipping and transportation	2,216,777	799,940	3,016,717	2,182,347	812,678	2,995,025
Commercial mortgages	774,709	647,331	1,422,040	663,725	618,420	1,282,145
Public sector	8,711,152	280,712	8,991,864	5,607,992	238,358	5,846,350
Other	88,376	1,479,101	1,567,477	111,129	1,186,631	1,297,760
Total commercial	26,824,014	13,031,933	39,855,947	23,956,332	12,695,330	36,651,662
Total loans	52,185,483	24,077,752	76,263,235	48,318,254	26,247,903	74,566,157
Unearned income	(92,749)	(167,629)	(260,378)	(53,048)	(179,339)	(232,387)
Loans, net of unearned income	52,092,734	23,910,123	76,002,857	48,265,206	26,068,564	74,333,770
Less: Allowance for loan losses	(5,433,828)	(1,116,807)	(6,550,635)	(5,797,319)	(1,520,525)	(7,317,844)
Total Net Loans	46,658,906	22,793,316	69,452,222	42,467,887	24,548,039	67,015,926

Included in the above table for 2011 and 2012 are loans that are economically hedged for interest rate risk, for which the Group elected the fair value option. The fair value and outstanding principal balance of these loans at December 31, 2012 was EUR 180,611 thousand and EUR  166,520 thousand respectively (EUR 277,247 thousand and EUR  266,258 thousand respectively at December 31, 2011). Net gains / (losses) resulting from changes in the fair value of these loans of EUR (25,757) thousand and EUR  2,738 thousand in 2011 and 2012 respectively were recorded in net interest income before provision for loan losses.

Also, included in the above tables are loans for lease financing amounting to EUR  1,634,225 thousand and EUR  1,435,598 thousand in 2011 and 2012 respectively.

Loans: Credit quality indicators

The Group actively monitors the credit quality of its loan portfolio using several credit quality indicators. The credit quality indicators considered to be the most significant are the delinquency status for all loans, and the credit rating for commercial loans. The days past due is the credit quality indicator the most relevant to the loans in our consumer loans portfolio. In accordance with our policies, the number of days past due is the key factor the Group considers when determining the appropriate course of action. For instance, the actions to pursue collection increase as the number of days past due increases. Furthermore, days past due is also a key factor considered in determining the loans that are eligible for our restructuring programs.

Ageing of loan portfolio

The following tables provide details of delinquent and non-accruing loans by loan class at December 31, 2011 and 2012:
	December 31, 2011
							Of which:
	Past due 31-89 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in thousands

Greek
Residential mortgages	1,180,533	2,629,140	3,809,673	14,953,016	-	18,762,689	591,445	2,798,058
Credit card	64,609	540,059	604,668	922,451	-	1,527,119	22,561	517,498
Other consumer	326,768	1,669,764	1,996,532	3,075,129	-	5,071,661	71,133	1,994,051
Small business loans	213,343	1,094,178	1,307,521	2,562,702	-	3,870,223	15,488	1,477,372
Other commercial loans	285,165	1,753,830	2,038,995	20,914,796	-	22,953,791	69,278	1,936,790
Total Greek loans	2,070,418	7,686,971	9,757,389	42,428,094	-	52,185,483	769,905	8,723,769

Foreign
Residential mortgages	203,456	177,586	381,042	3,492,116	274,904	4,148,062	174	248,797
Credit card	116,981	341,014	457,995	3,305,266	-	3,763,261	-	360,289
Other consumer	169,789	398,985	568,774	2,565,722	-	3,134,496	253	505,627
Small business loans	98,124	511,061	609,185	1,648,877	-	2,258,062	677	582,707
Other commercial loans	339,631	984,436	1,324,067	9,447,461	2,343	10,773,871	155,977	1,045,752
Total Foreign loans	927,981	2,413,082	3,341,063	20,459,442	277,247	24,077,752	157,081	2,743,172
Total loans	2,998,399	10,100,053	13,098,452	62,887,536	277,247	76,263,235	926,986	11,466,941

	December 31, 2012
							Of which:
	Past due 31-89 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in thousands

Greek
Residential mortgages	1,109,010	4,105,851	5,214,861	12,770,744	-	17,985,605	572,846	4,554,572
Credit card	58,768	639,484	698,252	760,434	-	1,458,686	26,850	612,634
Other consumer	292,061	2,138,522	2,430,583	2,487,048	-	4,917,631	92,809	2,535,817
Small business loans	138,849	1,649,627	1,788,476	1,865,363	-	3,653,839	8,212	1,996,481
Other commercial loans	321,706	2,868,291	3,189,997	17,112,496	-	20,302,493	129,166	3,031,762
Total Greek loans	1,920,394	11,401,775	13,322,169	34,996,085	-	48,318,254	829,883	12,731,266

Foreign
Residential mortgages	210,264	205,516	415,780	3,771,134	180,255	4,367,169	-	238,899
Credit card	126,365	471,470	597,835	4,592,568	-	5,190,403	-	551,100
Other consumer	179,879	504,778	684,657	3,310,344	-	3,995,001	1,662	590,087
Small business loans	95,767	623,843	719,610	1,954,899	-	2,674,509	43,112	640,248
Other commercial loans	143,928	1,129,416	1,273,344	8,747,121	356	10,020,821	161,002	1,174,149
Total Foreign loans	756,203	2,935,023	3,691,226	22,376,066	180,611	26,247,903	205,776	3,194,483
Total loans	2,676,597	14,336,798	17,013,395	57,372,151	180,611	74,566,157	1,035,659	15,925,749

(1) loans less than 30 days past due are included in current loans

Credit ratings of commercial loans
According to the Group's credit policy, all corporate customers are rated on a 22-grade scale. This rating is based on quantitative and qualitative criteria and is reviewed at least annually. Additionally, each of the Bank’s and its subsidiaries' rating systems consider the borrower's industry risk and its relative position within its peer group. Small Business loans are rated through a behavioral model on a 14-grade scale. The ratings scale for corporate and Small Business customers corresponds to likelihood of default. Customers classified as "Satisfactory" have low likelihood of default, customers classified as "Watchlist" have medium to high likelihood of default and customers classified as Substandard are already defaulted.
The following table presents commercial loans credit quality information as at December 31, 2011 and 2012:

	December 31, 2011			December 31, 2012
	Small business loans	Other commercial loans	Total commercial loans	Small business loans	Other commercial loans	Total commercial loans
	(EUR in thousands)			(EUR in thousands)
Greek
Satisfactory	906,577	11,283,505	12,190,082	590,889	9,042,150	9,633,039
Watchlist	1,528,817	9,486,380	11,015,197	1,129,338	7,913,871	9,043,209
Substandard	1,434,829	2,183,906	3,618,735	1,933,612	3,346,472	5,280,084
	3,870,223	22,953,791	26,824,014	3,653,839	20,302,493	23,956,332
Foreign
Satisfactory	1,156,800	9,800,548	10,957,348	1,976,482	7,313,885	9,290,367
Watchlist	687,173	769,048	1,456,221	444,161	1,155,314	1,599,475
Substandard	414,089	204,275	618,364	253,866	1,551,622	1,805,488
	2,258,062	10,773,871	13,031,933	2,674,509	10,020,821	12,695,330

Total	6,128,285	33,727,662	39,855,947	6,328,348	30,323,314	36,651,662

As at December 31, 2011, Greek watchlisted loans also included EUR 6,939.8 million, which related to the loan to the Hellenic Republic and loans eligible to the PSI. During 2012, the loans eligible to PSI, which amounted to EUR 1,779.0 million were exchanged and hence are no longer reported under the loan balance sheet item.

Impaired loans
Impaired loans are those loans where the Group believes it is probable that it will not collect all amounts due according to the original contractual terms of the loan. Impaired loans also include loans whose terms have been modified in troubled debt restructuring.

The following table presents information about total impaired loans at and for the years ended December 31, 2011 and 2012:

	At and for the year ended December 31, 2011
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in thousands)
Greek
With no related allowance:
Residential mortgages	20,749	-	20,469	-	-
Other Consumer loans	35,760	-	34,810	1,899	-
Small business loans	2,770	-	-	-	-
Other commercial loans	300,323	-	107,137	2,344	-

With related allowance:
Residential mortgages	2,798,057	(464,239)	2,264,525	-	20,433
Credit cards	540,059	(398,737)	511,309	5,251	40
Other consumer loans	1,994,087	(983,433)	1,709,580	3,447	17,347
Small business loans	1,493,055	(555,348)	1,250,425	2,247	68
Other Commercial loans	9,366,605	(2,886,287)	3,046,392	30,264	5,529
Total Greek impaired loans	16,551,465	(5,288,044)	8,944,647	45,452	43,417

Foreign
With no related allowance:
Residential mortgages	299	-	-	-	-
Other consumer loans	208	-	14	-	-
Small business loans	3,866	-	479	-	-
Other Commercial loans	92,174	-	54,508	-	113

With related allowance:
Residential mortgages	234,935	(50,065)	199,139	7,378	810
Credit cards	354,851	(243,331)	322,110	5	18,329
Other consumer loans	502,651	(283,580)	444,415	12,408	17,824
Small business loans	609,818	(170,255)	551,683	20,032	337
Other Commercial loans	1,591,724	(330,580)	1,318,137	65,680	26,756
Total Foreign impaired loans	3,390,526	(1,077,811)	2,890,485	105,503	64,169

	At and for the year ended December 31, 2012
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in thousands)
Greek
With no related allowance:
Residential mortgages	103,444	-	62,097	2,636	-
Other consumer loans	146,276	-	91,018	12,445	-
Small business loans	48,743	-	24,371	3,289	-
Other commercial loans	423,184	-	311,291	7,719	11,116

With related allowance:
Residential mortgages	5,299,174	(827,458)	3,746,637	10,013	28,342
Credit cards	639,484	(523,968)	583,540	4,976	43
Other consumer loans	2,678,871	(1,458,153)	2,199,433	10,287	32,615
Small business loans	2,068,944	(819,924)	1,796,505	3,086	17,927
Other Commercial loans	8,128,648	(2,052,076)	8,535,623	222,916	9,586
Total Greek impaired loans	19,536,768	(5,681,579)	17,350,515	277,367	99,629

Foreign
With no related allowance:
Residential mortgages	2,132	-	1,124	235	-
Credit cards	11	-	11	-	-
Other consumer loans	145	-	168	1,386	-
Small business loans	561	-	2,225	14	-
Other Commercial loans	207,685	-	223,100	4,488	-

With related allowance:
Residential mortgages	230,655	(61,724)	195,254	8,113	1,356
Credit cards	545,798	(369,217)	476,018	10,129	17,440
Other consumer loans	588,631	(360,484)	528,265	13,728	20,057
Small business loans	628,122	(206,327)	637,926	17,400	552
Other Commercial loans	1,582,814	(477,904)	1,238,786	52,024	33,219
Total Foreign impaired loans	3,786,554	(1,475,656)	3,302,877	107,517	72,624

As at December 31, 2011, Greek impaired loans also included EUR 6,939.8 million, which related to a loan to the Hellenic Republic and loans eligible to the PSI. During 2012, the loans eligible to the PSI, which amounted to EUR 1,779.0 million were exchanged and hence are no longer reported under the loan balance sheet item.

			2010	2011	2012
			(EUR in thousands)
Average recorded investment in impaired loans			6,595,708	11,835,132	20,653,392
Interest income recognized on a cash basis			86,742	107,586	172,253

Roll forward of impaired loans
The following table presents the roll-forward of impaired loans for the years ended, December 31, 2011 and 2012:

				2011	2012
				(EUR in thousands)
Opening balance as of January 1,				8,385,975	19,941,991
Impaired loans in the period				12,712,334	6,558,874
Loans transferred to non-impaired status				(238,211)	(92,560)
Impaired loans paid-off				(450,205)	(1,102,065)
Sale of impaired loans				(107,244)	(7,987)
Impaired loans written-off				(169,512)	(220,430)
Loans exchanged through PSI (see Note 11)				-	(1,779,022)
Foreign Exchange differences				(191,146)	24,521
Closing balance as of December 31,				19,941,991	23,323,322

In 2011, the increase in new impaired loans also included the loan to the Hellenic Republic amounting to EUR 5,160.8 million and EUR 1,779.0 million relating to loans eligible to the PSI. During 2012, the loans eligible to the PSI, were exchanged and hence are no longer reported under the loan balance sheet item.

Troubled Debt Restructurings

Modifications are considered TDRs if, for economic or legal reasons related to the debtor's financial difficulties, a concession is granted to the customer that the Group would not otherwise consider. The concession granted typically involves a modification of terms such as the modification of the stated interest, or principal of the loan, or reduction of interest accrued off-balance sheet or the prolongation of maturity at stated interest rate lower than the current market rate for a new loan with similar risk.

Specifically, TDRs standard terms for consumer loans include a grace period of up to 24 months, during which the customer pays only interest, a reduction of up to 50% of the interest accrued off-balance sheet since a loan or credit card was placed in non-accrual status and a down payment by the customer equal to one installment. The interest rate on the new loan may be reduced and/or the duration may be extended if the customers are willing and able to secure their consumer loan and credit card debt with real estate property or provide an additional down payment. Consumer loans TDR might be modified again through “fractional payment” programs that further reduce the installment due. Mortgage loans TDRs mainly constitute of “fractional payment” programs. According to the terms of the new modified loan (which includes all past due principal and interest, as well as any current amounts due) the customer pays for a 3-year period a proportion (70%) of the installment due of the new modified loan. In addition, a reduction of up to 30% of the interest accrued off-balance sheet for loans placed in non-accrual status is offered. TDRs might be modified again through “fractional payment” programs that further reduce the installment due (in particular, the customer pays 40% of the installment due of the new modified loan in the first year, 60% in the second year and 80% in the third year).

For SBL customers, the restructuring product generally includes the granting of a grace period of up to 24 months during which the customer pays only interest, the extension of the maturity of the loan up to 20 years and the option to the customer to make a down payment, which if the loan is repaid in accordance with the renegotiated terms will be returned as a discount or the application of lower interest rate in case the customer provides new collaterals. In addition, R-O-R programs are addressed to those customers having difficulty in servicing their restructured loans.

Troubled debt restructuring programs are also offered to corporate customers who have been affected by the current market conditions. The types of modification are usually a mix of new amortization schedule tailored to current conditions and the customer's projected cash flow, the extension or not of tenor, depending on the customer and its needs, as well as shift from short-term to long-term financing.

TDRs are considered impaired. TDRs are separately monitored and assessed within each portfolio for the purposes of allowance for loan loss calculation. Allowance for loan loss is calculated based on a present value of expected future cash flows discounted using the original effective interest rate of the loan considering all available evidence at the time of the assessment. At the time of the restructuring, the loans are remeasured to reflect the impact, if any, on projected cash flows or collateral value resulting from the modified terms. If there was no principal forgiveness or the interest rate was increased, the modification may have a little impact or no impact on the allowance for loan loss. If a portion of the loans is deemed uncollectible, an allowance is recorded at the time of restructuring or may have been already recorded in a previous period.

Typically, allowance for loan loss for TDR Consumer loans is calculated using the average of yearly default frequencies of those specific products. Upon restructuring if several customer's loans are consolidated into a single loan, then the aggregate loan balance, which may also include loans previously accruing, is assessed for impairment. In addition, loans under law 3869/2010 are considered TDRs and are pooled into a separate group when calculating allowance for loan losses.

Allowance for loan loss for TDR Commercial loans is usually calculated on an individual basis for customers with significant exposures based on the present value of expected cash flows discounted at the loan's original effective interest rate, or based on the fair value of the collateral, less costs to sell, if those are collateral dependent loans. For TDR Commercial customers that do not satisfy the quantified criterion for individual assessment (that is, the individually non–significant customers), allowance for loan loss is calculated through our coefficient or homogeneous analysis using the probability of default corresponding to their internal credit rating.

The trends of re-default are closely monitored and analyzed in order to identify the drivers for the re-defaults. In addition, trends of re-default are considered when calculating the appropriate level of the allowance for loan loss by adjusting the probabilities of default relating to both Consumer and Commercial TDR loans.

The following table discloses financing receivables modified as troubled debt restructurings during the reporting period ended December 31, 2012.

	December 31, 2012
Greek	Total balance	Allowance for loan losses	Interest income recognized during the period
	EUR in thousands
Residential mortgages	1,899,778	(115,133)	15,602
Other consumer	673,890	(139,399)	16,309
Small business loans	363,816	(56,665)	7,181
other commercial loans	475,910	(64,401)	19,401
Total Greek TDR loans	3,413,394	(375,598)	58,493

	December 31, 2012
Foreign	Total balance	Allowance for loan losses	Interest income recognized during the period
	EUR in thousands
Residential mortgages	34,553	(2,076)	1,518
Other consumer	87,016	(9,432)	6,067
Credit card	78,562	(5,380)	9,337
Small business loans	32,708	(4,012)	866
other commercial loans	143,578	(13,008)	3,149
Total foreign TDR loans	376,417	(33,908)	20,937

The following table discloses financing receivables modified in a TDR which became delinquent thirty days or greater during the reporting period and for which payment default occurred within 12 months after the modification.

		December 31, 2012
		Greek	Foreign
		EUR in thousands
Residential mortgages		1,366,558	33,597
Other consumer		432,017	69,959
Credit card		-	78,536
Small business loans		113,377	24,167
Other commercial loans		233,670	32,085
Total loans		2,145,622	238,344

Allowance for loan losses

An analysis of the change in the allowance for loan losses by portfolio segment for the years ended December 31, follows:
	2010			2011			2012
	Consumer	Commercial	Total	Consumer	Commercial	Total	Consumer	Commercial	Total
	(EUR in thousands)
Balance at beginning of year	1,004,147	1,061,031	2,065,178	1,677,340	1,498,065	3,175,405	2,561,028	3,989,607	6,550,635
Provision for loan losses	711,805	493,190	1,204,995	999,000	1,384,530	2,383,530	1,213,800	1,071,755	2,285,555
Provision for loans eligible to PSI[1]	-	-	-	-	1,319,739	1,319,739	-	36,751	36,751
Write-offs	(53,743)	(86,628)	(140,371)	(85,451)	(84,061)	(169,512)	(74,611)	(145,819)	(220,430)
Recoveries	11,078	12,171	23,249	23,635	7,565	31,200	13,234	5,341	18,575
Net Write-offs	(42,665)	(74,457)	(117,122)	(61,816)	(76,496)	(138,312)	(61,377)	(140,478)	(201,855)
Sale of impaired loans	-	-	-	-	(107,244)	(107,244)	-	(7,987)	(7,987)
Loans exchanged through PSI[1]	-	-	-	-	-	-	-	(1,356,490)	(1,356,490)
Translation differences	4,053	18,301	22,354	(53,496)	(28,987)	(82,483)	8,939	2,296	11,235
Allowance at end of year	1,677,340	1,498,065	3,175,405	2,561,028	3,989,607	6,550,635	3,722,390	3,595,454	7,317,844

1	Provision due to the PSI relates to the impairment recognized in 2011 for certain loans to the Hellenic Republic or loans to Greek public sector entities that are guaranteed by the Hellenic Republic, which were eligible for the PSI. These loans were exchanged in the PSI in 2012 (see Note 11).

In addition to loans eligible to PSI, the Group has also granted a loan to the Hellenic Republic, loans to Hellenic public sector entities, guaranteed by the Hellenic Republic and loans to corporate and individuals guaranteed by the Hellenic Republic
Exposure to the Hellenic Republic and its related allowance at December 31, 2011, and 2012 are as follows:
	December 31, 2011		December 31, 2012
	Total loans	Allowance for loan losses	Total loans	Allowance for loan losses
	(EUR in thousands)		(EUR in thousands)
Loan to Hellenic Republic	5,160,819	(400,609)	5,040,176	(414,779)
Loans eligible to PSI	1,779,022	(1,319,739)	-	-
Loans to public sector entities	905,007	(134,883)	961,918	(118,459)
Corporate and Small Business loans	766,551	(98,425)	530,644	(75,084)
Mortgage loans	1,410,907	-	1,322,342	(3,738)
Total loans	10,022,306	(1,953,656)	7,855,080	(612,060)
Securities purchased under agreements to resell	342,050	-	30,067
Other assets	400,604	(39,400)	474,457	(24,572)
Total Exposure to Hellenic Republic	10,764,960	(1,993,056)	8,359,604	(636,632)

The Group has conducted impairment assessment individually or collectively, for all its exposures related to the Hellenic Republic. Allowances for loan losses have been recognized where deemed appropriate. The allowance for loan losses on PSI eligible loans was estimated as described in Note 11. For the other exposures to the Hellenic Republic presented in the above table our calculation also took into consideration (a) the specific characteristics of each type of exposure and (b) the fact that there was no specific loss event in relation to these exposures as was the PSI for the PSI eligible loans, (c) the fact that all these exposures with the Hellenic Republic were being serviced, and (d) the relief promoted in the other obligations of the Hellenic Republic by the PSI and the financial support provided by the Troika.

More specifically, for direct exposures to the Hellenic Republic, the loss rate was adjusted downwards by applying a probability that the Hellenic Republic will default on the particular exposure after considering all the factors described above.

For the exposures to other entities, guaranteed by the Hellenic Republic, the loss assessment first considered the ability of the borrower to repay the loan, using our normal methodology as described in Note 3. For the cases that we determined that repayment of the loan depends in whole or in part to the guarantee provided by the Hellenic Republic, the loss rate applied was adjusted downwards by an estimate of the probability that the Hellenic Republic will default after considering all the factors described above.

For the mortgage loans guaranteed by the Hellenic Republic presented in the table above, we use our normal methodology as described in Note 3.

Allowance for loan losses by portfolio segment
The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2011.

	Consumer loans	Commercial loans	Total
Greek	(EUR in thousands)
Allowance for loan losses at year end	1,954,921	3,478,907	5,433,828
of which:
for impaired loans	1,846,409	3,441,635	5,288,044
for non-impaired loans	108,512	37,272	145,784

Impaired loans	5,388,712	11,162,753	16,551,465
Non-impaired loans	19,972,757	15,661,261	35,634,018

Foreign
Allowance for loan losses at year end	606,107	510,700	1,116,807
of which:
for impaired loans	576,975	500,836	1,077,811
for non-impaired loans	29,132	9,864	38,996

Impaired loans	1,092,944	2,297,582	3,390,526
Non-impaired loans	9,677,971	10,732,008	20,409,979

The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2012.
	Consumer loans	Commercial loans	Total
Greek	(EUR in thousands)
Allowance for loan losses at year end	2,900,486	2,896,833	5,797,319
of which:
for impaired loans	2,809,579	2,872,000	5,681,579
for non-impaired loans	90,907	24,833	115,740

Impaired loans	8,867,249	10,669,519	19,536,768
Non-impaired loans	15,494,673	13,286,813	28,781,486

Foreign
Allowance for loan losses at year end	821,904	698,621	1,520,525
of which:
for impaired loans	791,425	684,231	1,475,656
for non-impaired loans	30,479	14,390	44,869

Impaired loans	1,367,372	2,419,182	3,786,554
Non-impaired loans	12,004,946	10,275,792	22,280,738

Allowance for loan losses by portfolio segment and methodology

As discussed in Note 3 our methodology for estimating the allowance for loan losses has three primary components, specific allowances, coefficient analysis and homogeneous analysis, while the methodologies applied by our foreign subsidiaries and branches are similar to those employed by the Group for loans in Greece.

Loss forecast models utilized for portfolios of homogeneous loans consider a variety of factors including, but not limited to, historical loss experience, anticipated defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures. The current macroeconomic conditions affect our default and recovery models gradually as more information regarding the performance and behavior of loan customers is gathered. Based on this information we adjust the “Loss-given-default” and “Probability of Default” parameters used for the estimation of allowance for loan losses, keeping the fundamental methodology intact, that is, we continue to calculate recoveries (and losses) based on realized cash inflows (“workout approach”)

As at December 31, 2012, we did not believe an adjustment to historical loss experience for changes in trends, conditions, and other relevant factors that affect repayment of the loans was necessary beyond the incorporation of current information in the data used to estimate the homogeneous allowances. In calculating our homogeneous allowances for loan losses we considered the following key factors:

Volume and severity of past-due and non-accruing loans:

The higher volume and severity of past due and non-accruing loans in 2012 automatically fed into the calculation of the allowance for loan losses by: (a) increasing the underlying pools on which we calculate a significant portion of the total loss allowances, (b) adjusting the loss rates by incorporating the most recent available information on recoveries and (c) adjusting upwards the probability of default, which is estimated using data from the previous twelve months. The worsening of the quality of our loan portfolio in terms of delinquencies was the primary cause of the significant increase in the allowance for loan losses based on homogeneous analysis.

As at December 31, 2012, we concluded that the incorporation of the current market conditions at that time in our methodology as described above was sufficient to estimate the allowance for probable loan losses as at December 31, 2012 and therefore did not further adjust historical loss experience.

Economic conditions and trends:

We believe that changes in national, regional and local economic business conditions impact repayment of loans. Specifically, at December 31, 2012, there was deterioration in Greek economic conditions as a result of the recession of the Greek economy and the adverse developments regarding the Greek public debt and fiscal deficit. That deterioration in economic conditions was reflected in our allowance for loan losses estimated as of December 31, 2012, in three ways: firstly, it resulted in an increase in the level of past due and non-accruing loans which affected the provisions as described above, secondly, it increased the probability of default in our assessment for incurred but not identified impairment in homogeneous loans and thirdly the decline in real estate prices was incorporated in our analysis, where applicable.

Therefore, as at December 31, 2012, we concluded that no further adjustment to the historical loss rates was necessary due to the current economic conditions, since the loss rates applied are long term averages based on long recovery periods for all portfolios assessed using the homogeneous analysis.

Lending policies and procedures

In response to the higher volume and severity of past due loans, we reviewed and tightened our credit approval criteria since 2010, for example by lowering both the loan-to-value and the payment-to-income acceptable ratios. As a result, we expected that the quality of new loans granted after 2009 would be improved. However, the loans originated during 2011 and 2012 were not significant enough to cause a change in observed probabilities of default or loss given defaults. Accordingly, we did not adjust those variables as at December 31, 2012.

The following tables set forth the allowances for loan losses by portfolio segment and by impairment methodology and the respective recorded investment as at December 31, 2011 and December 31, 2012

December 31, 2011	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in thousands)

Specific	-	-	9,033,028	2,811,450	9,033,028	2,811,450
Coefficient	-	-	14,155,120	198,160	14,155,120	198,160
Homogeneous	25,361,469	1,954,616	3,635,866	469,602	28,997,335	2,424,218
Foreign	10,770,915	606,107	13,029,590	510,700	23,800,505	1,116,807
Total	36,132,384	2,560,723	39,853,604	3,989,912	75,985,988	6,550,635

December 31, 2012	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in thousands)

Specific	-	-	7,921,548	1,972,627	7,921,548	1,972,627
Coefficient	-	-	12,649,910	235,435	12,649,910	235,435
Homogeneous	24,361,922	2,900,486	3,384,874	688,771	27,746,796	3,589,257
Foreign	13,372,318	821,904	12,694,974	698,621	26,067,292	1,520,525
Total	37,734,240	3,722,390	36,651,306	3,595,454	74,385,546	7,317,844

As at December 31, 2011 loans for which a specific allowance had been accounted for also included EUR 6,939.8 million, which related to the loans to the Hellenic Republic and loans eligible to the PSI. During 2012, the loans eligible to PSI, which amounted to EUR 1,779.0 million were exchanged and hence are no longer reported under the loan balance sheet item.

Collateral

The most common practice we use to mitigate credit risk is the taking of collateral for loans originated. We implement guidelines on the acceptability of specific classes of collateral. The principal collateral types for loans are:

•       mortgages over residential properties;

•       charges over business assets such as premises, ships;

•       vehicles, inventory and accounts receivable;

•       charges over financial instruments such as debt securities and equities;

•       cash collaterals; and

•       state, bank or personal guarantees.

Longer-term finance and lending to corporate entities are generally secured; revolving credit facilities to individuals are generally unsecured. In addition, in order to mitigate the potential credit loss the Group will seek additional collateral from the counterparty as soon as impairment indicators are noticed for the relevant individual loans.

Collateral dependent loans

Impaired loans net of allowance for loan losses include collateral dependent loans of EUR 1,216,833 thousand and EUR 1,094,656 thousand at December 31, 2011 and December 31, 2012, respectively. In general, a loan is classified as collateral dependent when the loan agreement is terminated, foreclosure is probable and as a result the impairment is measured based on the fair value of the collateral. The time between the termination of the agreement and the loan being classified as collateral dependent may vary significantly because the timing of both actions is determined on a case by case basis. In Greece, the typical length of time between classification of the loan as collateral dependent and foreclosure is about 4 years, however there are a number of cases in which this period can be prolonged because either injunctions to the foreclosure procedure are raised by the customer or third parties, or the procedure has been postponed due to a settlement or repayment. In Turkey and South Eastern Europe enforcement of collateral or exhaustion of legal actions take significantly less time than in Greece.

The majority of these loans are secured with properties, for which foreclosure was probable and the impairment was measured based on the fair value of the collateral. These measurements are classified as Level 3 in the fair value hierarchy.

The fair value of the properties was estimated by qualified external or internal appraisers using one or more of the market approach, the income approach or the replacement cost approach. The key inputs, upon which these estimates are based, are market prices of similar properties, market yields and cost estimates. According to the Group impairment methodology, corporate business units that are responsible for the impairment assessment have to ensure that in cases where cash flows are expected from collateral liquidation, collateral value has to be based on a recent (within the current year) independent appraisal from a qualified appraiser, unless loan exposures are significantly lower than the collateral values.

Securitized loans and Covered bonds
Loans include securitized loans and loans used as collateral in the covered bonds programs, as follows:

Securitized loans	2011	2012
	(EUR in thousands)
Consumer loans (Revolver 2008-1 Plc-December 2008)	1,035,809	920,367
Credit cards (Revolver 2008-1 Plc-December 2008)	1,065,395	1,054,542
Receivables from Public sector (Titlos Plc-February 2009)	4,760,210	4,625,397
Mortgages (Spiti Plc-September 2011)	1,677,571	1,564,519
Auto loans (Autokinito Plc-September 2011)	430,644	283,308
Consumer loans (Agorazo Plc-September 2011)	1,494,713	1,414,327
Total	10,464,342	9,862,460

Covered bonds	2011	2012
	(EUR in thousands)
Mortgages	16,550,590	15,734,870
of which eligible collateral	14,211,435	12,014,600

Securitized loans
The Bank, through its VIEs, has the following securitized notes in issue as at December 31, 2012:
Issuer	Description	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Revolver 2008 - 1 Plc(1)	Secured Floating Rate Notes- Class A	Consumer loans and credit card accounts	December 12, 2008	September 2020	900.0(1),(2)	Paid monthly at a fixed rate of 2.6% per annum
Revolver 2008 - 1 Plc(1)	Secured Floating Rate Notes- Class B	Consumer loans and credit card accounts	December 12, 2008	September 2020	268.9(2)	Paid monthly at a fixed rate of 2.9% per annum
Titlos Plc	Floating Rate Asset Backed Notes	Receivables from Public sector	February 26, 2009	September 2039	5,100.0(3)	Paid semi-annually at a rate of six-month Euribor plus 50 bps per annum
Spiti Plc	Asset Backed Floating Rate Notes- Class A	Residential mortgages	September 20, 2011	September 2058	1,500.0(2),(4)	Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Spiti Plc	Asset Backed Floating Rate Notes- Class B	Residential mortgages	September 20, 2011	September 2058	249.5(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 700 bps
Autokinito Plc	Asset Backed Floating Rate Notes- Class A	Auto loans	September 23, 2011	September 2023	400.0(2),(4)	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Autokinito Plc	Asset Backed Floating Rate Notes- Class B	Auto loans	September 23, 2011	September 2023	96.5(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Agorazo Plc	Asset Backed Floating Rate Notes- Class A	Consumer loans	September 23, 2011	September 2033	1,250.0(2),(5)	Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Agorazo Plc	Asset Backed Floating Rate Notes- Class B	Consumer loans	September 23, 2011	September 2033	412.8(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps
(1)	The secured notes were issued through two VIEs, "Revolver APC Limited" (the Asset Purchase Company "APC", incorporated in the UK) and "Revolver 2008-1 Plc" (the Issuer). APC paid for the receivables that were sold and assigned to it by the Bank (the Transferor) from the proceeds of the issuance of a limited recourse note (Series 2008-1 APC loan note) to the issuer. The Issuer financed the acquisition of the Series 2008-1 APC loan note from the proceeds of the issuance of the secured notes. As at December 31, 2011 and 2012, the balances of the subordinated loans were EUR 199.8 million and EUR 198.8 million, respectively. The Bank, at its discretion, may make further advances to APC under the APC Subordinated loan agreement, where the transfer of interest is less than the minimum transfer of interest.
On September 17, 2012, Revolver 2008 -1 Plc, proceeded with the partial cancellation of class A notes of EUR 100.0 million. The class A notes have been rated CCC by Fitch and CCC by Standard and Poors.
(2)	The Bank retains the option to call the notes on any interest payment date and reissue a new series, or sell them as is to investors.
(3)	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and reissue a new series or sell the notes to investors. The outstanding balance of Titlos Plc as at December 31, 2012 is EUR 4,762.2 million and has been rated C by Moody’s.
(4)	On March 20, 2012, Spiti Plc and Autokinito Plc preceded with the partial redemption of class A notes of EUR 106.9 million and of EUR 79.4 million, respectively. Furthermore, on September 20, 2012, Spiti Plc and Autokinito Plc proceeded with the partial redemption of class A notes of EUR 27.6 million and of EUR 74.8 million, respectively. The outstanding amounts of Spiti Plc and Autokinito Plc as at December 31, 2012 are EUR 1,365.5 million and EUR 245.8 million respectively.
(5)	Agorazo Plc proceeded with the partial redemption of class A notes of EUR 58.1 million on March 15, 2012 and EUR 0.2 million on September 17, 2012. The outstanding amount of Agorazo Plc as at December 31, 2012 amounts to EUR 1,191.7 million.

With respect to all the above securitization transactions, the Bank has sold and assigned certain of its loans to VIEs. The VIEs have paid for the receivables acquired from the Bank with the proceeds from the issuance of the secured notes, which have been acquired by the Bank. Since the Bank has purchased and continuously owns all issued secured notes and, therefore, is the primary beneficiary of the above VIEs, we have not applied sales accounting at Group level for the above transactions. That is, in our consolidated financial statements, the loans are not derecognized and continue to be presented within "Loans" on our consolidated balance sheets. For the same reason we do not record a liability with respect to the notes issued or a servicing asset or liability.
All of the above notes issued are not presented within “Long-term debt” and the loans were not derecognized as the Bank is the owner of the issued secured notes and primary beneficiary of the above VIEs.

Covered bonds
Under the covered bond Programs I and II, the Bank has the following covered bond series in issue as at December 31, 2012:
Program	Series number	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Program I(1)	Third Series	Residential mortgage loans	October 7, 2009	October 2016	846.2(3)	Paid annually at a fixed coupon rate of 3.875%
Program II(2)	First Series	Residential mortgage loans	June 24, 2010	June 2015 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 170 bps
Program II(2)	Second Series	Residential mortgage loans	June 24, 2010	June 2017 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 200 bps
Program II(2)	Third Series	Residential mortgage loans	June 24, 2010	June 2019 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps
Program II(2)	Fourth Series	Residential mortgage loans	November 25, 2010	November 2018 (with an additional ten-year extension option)	1,100.0(4)	Paid quarterly at the ECB’s refinancing rate plus a margin of 210 bps
Program II(2)	Fifth Series	Residential mortgage loans	May 6, 2011	September 2013 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps
Program II(2)	Sixth Series	Residential mortgage loans	May 6, 2011	September 2014 (with an additional ten-year extension option)	1,300.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 250 bps
(1)	EUR 10.0 billion covered bonds program ("Program I") established on November 26, 2008. The issue under this Program is currently rated Caa2 by Moody’s and B- by Fitch.
(2)	EUR 15.0 billion covered bonds program ("Program II") established on June 21, 2010. The issues under this Program are currently rated Caa2 by Moody’s and CCC+ by Fitch.
(3)	This issue is presented within ''Long-term debt''(see Note 24) since all bonds were sold to domestic and foreign investors. On August 1, 2012, the Bank proceeded with cancellation of the repurchase of covered bonds of EUR 653.8 million.
(4)	On March 9, April 11 and May 14, 2012, the Bank proceeded with the cancellation of covered bonds of EUR 170.0 million, EUR 70.0 million and EUR 160.0 million respectively.

Other than the third Series of Program I, all the above issues have not been sold to investors, are held by the Bank and therefore are not presented within ''Long-term debt'' (see Note 24).

Furthermore, the Bank, in 2011, has cancelled the following issues under the covered bond Program I of EUR 10.0 billion:
Series number	Issue date	Cancellation date	Original nominal amount in EUR		Cancelled amount in million EUR
First Series	November 28, 2008	May 6, 2011	1.0	billion	650.0
Second Series	November 28, 2008	May 6, 2011	1.0	billion	800.0
Fifth Series	May 11, 2010	May 6, 2011	1.0	billion	350.0
Second Series	November 28, 2008	June 2, 2011	1.0	billion	150.0
First Series	November 28, 2008	June 20, 2011	1.0	billion	300.0
Fifth Series	May 11, 2010	June 20, 2011	1.0	billion	650.0
First Series	November 28, 2008	August 3, 2011	1.0	billion	50.0(1)
Second Series	November 28, 2008	August 3, 2011	1.0	billion	50.0(1)
(1)	Repurchase and cancellation of EUR 50.0 million covered bonds, as these issues were sold on September 1, 2009 to institutional investors and presented within “Long-term debt” (see Note 24).